Accounts Receivable and Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2015
Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P.
Accounts Receivable and Accounts Payable and Accrued Expenses

Note 3—Accounts Receivable and Accounts Payable and Accrued Expenses

Accounts receivable are comprised of the following:

	December 31,	December 31,
	2015	2014
	(in thousands)
Oil and natural gas	$5,789	$9,116
Joint interest billings	1,514	11,116
Hedge settlements	3,956	3,141
Other	1,844	—
Allowance for doubtful accounts	(91)	(256)
Accounts receivable, net	$13,012	$23,117

Accounts payable and accrued expenses are comprised of the following:

	December 31,	December 31,
	2015	2014
	(in thousands)
Accounts payable	$1,827	$30,224
Accrued capital expenditures	11,700	59,675
Revenues payable	3,439	7,566
Other	3,019	3,830
Accounts payable and accrued expenses	$19,985	$101,295